Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable other - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable other [Line Items]
Accounts receivable other	$ 145	$ 269
Government institutions [Member]
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable other [Line Items]
Accounts receivable other	55	29
Employees [Member]
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable other [Line Items]
Accounts receivable other	27	26
Interest Receivable [Member]
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable other [Line Items]
Accounts receivable other	24	23
Sundry [Member]
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable other [Line Items]
Accounts receivable other	$ 39	$ 191